Annual Fund Operating Expenses	Jun. 30, 2025
Osterweis Fund | Osterweis Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.96%	[3]
Osterweis Strategic Income Fund | Osterweis Strategic Income Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.83%
Osterweis Growth & Income Fund | Osterweis Growth & Income Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	0.91%
Osterweis Emerging Opportunity Fund | Osterweis Emerging Opportunity Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.02%	[5]
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.12%	[6]

[1]	“Other Expenses” include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Osterweis Capital Management, Inc. (the “Adviser”).
[2]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding any front-end or contingent deferred loads, taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation, or any class-specific expenses such as Rule 12b-1 fees or shareholder servicing plan fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 0.95% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least June 30, 2026, except that the Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[6]	Osterweis Capital Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding any front-end or contingent deferred loads, taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation, or any class-specific expenses such as Rule 12b-1 fees or shareholder servicing plan fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.10% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least June 30, 2026, except that the Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.